Financial Instruments	3 Months Ended
Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments
16.	FINANCIAL INSTRUMENTS

Fair Values of non-derivative financial instruments

All financial assets and financial liabilities, other than derivatives, are initially recognized at the fair value of consideration paid or received, net of transaction costs, as appropriate, and are subsequently carried at fair value or amortized cost. At March 31, 2021, the carrying amounts of trade and other payables and other current assets are considered to be reasonable approximations of their respective fair values due to the short-term nature of these instruments. The methods and assumptions used in estimating the fair value of other financial assets and liabilities are as follows:

Embedded derivatives – provisional pricing

Revenues from the sale of metals produced are based on provisional prices at the time of shipment. Variations between the price recorded at the time of sale and the actual final price received from the customer are caused by changes in market prices for metals sold and final settlement weights and assays, which result in an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value each reporting period until settlement occurs, with the changes in fair value recorded to revenues.

Fair Value Hierarchy

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data

		March 31	December 31
	Fair value	2021	2020
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	1,690	2,138
Warrants	Level 2	141	212
Trade receivables	Level 2	1,254	1,782
Forward foreign exchange contracts	Level 2	-	21
		3,085	4,153

There were no transfers between levels 1, 2 or 3 during the three months ended March 31, 2021.

Valuation techniques and inputs used to determine fair values include:

●	Marketable securities - the use of quoted market prices
●	Warrants - based on a Black-Scholes model which uses quoted observable inputs

●	Provisional pricing receivables – key inputs are payable metal and future metal prices, marked-to-market based on a quoted forward price and final settlement weights and assays
●	Forward foreign currency contracts – present value of future cash flows based on the forward exchange rates at the balance sheet date